SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of events after reporting period [text block]

27) SUBSEQUENT EVENTS

a) Vesting of stock option

On February 2, 2020, the Company vested the total of 1,305,065 TRSUs, issued by treasury shares.

b) Buyback Program

On February 4, 2020, the shareholder’s meeting of the Company approved the renewal of the authorization to the Board of Directors to acquire its own fully paid-up shares on the New York Stock Exchange or any other exchange without making an acquisition offer to the shareholders of the Company, for a period of 5 years, for a maximum number of shares to be acquired, which shall be up to 30% of the Company’s share capital.

On February 26, 2020, our Board of Directors approved a new share buyback program, pursuant to the program approved by shareholders on February 4, 2020. The program authorized by the Board of Directors is limited to $30.0 million in up to 12 months, beginning March 2020. We believe the share buyback program approved by the Board of Directors as confidence in our business prospects moving forward.

c) COVID-19

Since December 2019, a novel strain of coronavirus (COVID-19) has spread from China to Italy, U.S., Brazil and other countries. Such events could cause the disruption of regional and/or global economic activity, which could reduce the need for and our ability to deliver our services and could, therefore, directly and adversely affect our business operations, financial condition, results of operations and outlook, or indirectly if our clients’ businesses and financial results are adversely affected.

We are aware of the humanitarian challenge that the world is currently facing due the advance of COVID-19. Therefore, we continue to work assiduously to adopt measures that are intended to protect the health and safety of our employees. At the end of March 2020, we had around 27,000 company workers who were already performing their work remotely from home. Also, we continue to work to expand the number of managers who can fulfill their responsibilities by teleworking in a safe and effective way.

We are also focused on maintaining a good level of service for our clients. To this end, our technology and operations teams are working diligently to provide the telework option to more of our employees throughout Atento’s operations. These teams are committed to continuing to optimize our operations during the COVID-19 pandemic by overcoming related technical and logistical limitations in order to fulfill our commitments to our employees, clients and society. We endeavor to continue serving many of the more than 500 million people of Latin America, the United States and Spain.

The services offered by Atento or by its clients to the end-customers have been declared, in different countries, as essential, as many of our services allow citizens to remain in their homes while maintaining access to crucial services, such as healthcare, emergency services or banking, among others. One of the most current relevant examples is Praxair in Mexico, for which we provide a service that helps both hospitals and patients request oxygen supplies. Similarly, since March 24, 2020, Atento Guatemala is providing physical, technology infrastructure and logistical support services for the government of Guatemala’s COVID-19 services.

Traditionally, we have endeavored to guarantee our services and to safeguard the health and safety of our employees. We have implemented a series of measures intended to maintain this guarantee and safeguards during the COVID-19 pandemic, such as higher grade cleaning and disinfection of Atento’s facilities, social distance, limiting access to common areas, offering flexible work shifts to facilitate the care of families, and the cancellation of all business travel and in-person meetings.

The extent to which COVID-19 will impact Atento’s business, financial condition, results of operations and prospects will depend on future developments, which are uncertain and cannot be reasonably predicted, including new information which may emerge concerning the severity of COVID-19 and/or the actions of governments and other entities to contain COVID-19 in Brazil, among other countries in which we operate. Therefore, it is not possible to reasonably estimate the extent of potential impacts to our business, financial condition, results of operations and prospects. We are continuously monitoring the situation as closely as possible and are actively evaluating potential impacts to our business and implementing measures to help mitigate existing and potential risks.